Acquisition of the Oriental VIP Room (Details 3) (VIP Room [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
VIP Room [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
2015	$ 13,738,762
2016	27,665,264
Total Contingent Consideration	$ 41,404,026	$ 36,528,269	$ 47,803,560